Portfolio of Investments (unaudited)
As of March 31, 2026
Aberdeen India Fund, Inc.

	Shares	Value
COMMON STOCKS—100.1%
INDIA—100.1%
Communication Services—8.1%
Bharti Airtel Ltd.	1,802,363	$ 34,381,655
Bharti Hexacom Ltd.	374,792	5,982,663
		40,364,318
Consumer Discretionary—13.3%
Indian Hotels Co. Ltd.	2,128,358	12,981,089
LG Electronics India Ltd.(a)	135,794	2,074,329
Mahindra & Mahindra Ltd.	837,955	26,365,601
Titan Co. Ltd.	230,508	9,691,761
Trent Ltd.	148,450	5,232,781
UNO Minda Ltd.	947,014	10,352,818
		66,698,379
Consumer Staples—3.5%
Hindustan Unilever Ltd.	328,923	7,174,929
Marico Ltd.	735,724	5,712,049
Tata Consumer Products Ltd.	427,683	4,593,688
		17,480,666
Energy—4.6%
Aegis Logistics Ltd.	1,770,346	11,151,960
Aegis Vopak Terminals Ltd.(a)	4,379,430	7,547,881
Petronet LNG Ltd.	1,592,386	4,174,399
		22,874,240
Financials—32.2%
Bajaj Finance Ltd.	1,632,395	13,975,720
Central Depository Services India Ltd.(b)	210,682	2,518,164
Cholamandalam Investment & Finance Co. Ltd.	466,963	6,731,950
HDFC Bank Ltd.	5,535,383	43,563,362
ICICI Bank Ltd.	3,268,687	42,166,255
Karur Vysya Bank Ltd.	3,294,692	10,166,347
Kfin Technologies Ltd.	645,611	6,011,973
Kotak Mahindra Bank Ltd.	1,519,660	5,714,046
Multi Commodity Exchange of India Ltd.	200,161	5,116,081
PB Fintech Ltd.(a)	353,878	5,365,193
SBI Life Insurance Co. Ltd.(b)	1,068,254	20,237,856
		161,566,947
Health Care—8.4%
Concord Biotech Ltd.	460,707	5,038,502
Fortis Healthcare Ltd.	615,970	5,261,699
Global Health Ltd.	147,456	1,510,407
JB Chemicals & Pharmaceuticals Ltd.	577,685	12,620,777
Rainbow Children's Medicare Ltd.	296,135	3,691,840
SAI Life Sciences Ltd.(a)(b)	524,988	5,399,948
Vijaya Diagnostic Centre Ltd.	944,489	8,621,848
		42,145,021
Shares		Value

Industrials—8.1%
Hindustan Aeronautics Ltd.(b)	129,700	$ 4,772,366
KEI Industries Ltd.	256,401	10,946,880
Larsen & Toubro Ltd.	224,094	8,333,443
Siemens Energy India Ltd.	234,817	6,475,053
Siemens Ltd.(a)	315,491	9,840,800
		40,368,542
Information Technology—5.4%
Coforge Ltd.	501,330	5,994,676
Infosys Ltd.	1,104,497	14,863,928
Tata Consultancy Services Ltd.	251,402	6,346,836
		27,205,440
Materials—8.7%
Coromandel International Ltd.	180,155	3,682,568
Hindalco Industries Ltd.	1,259,550	11,958,700
Pidilite Industries Ltd.	744,570	10,126,599
Time Technoplast Ltd.	2,845,352	4,791,195
UltraTech Cement Ltd.	115,215	13,227,088
		43,786,150
Real Estate—2.9%
Brigade Enterprises Ltd.	649,943	4,497,792
Phoenix Mills Ltd.	624,410	9,965,981
		14,463,773
Utilities—4.9%
IndiGrid Infrastructure Trust, UNIT(b)	2,686,742	4,688,051
NTPC Ltd.	4,994,249	19,659,667
		24,347,718
Total India		501,301,194
Total Common Stocks		501,301,194
SHORT-TERM INVESTMENT—0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(c)	991,688	991,688
Total Short-Term Investment		991,688
Total Investments (Cost $510,801,032)—100.3%		502,292,882
Liabilities in Excess of Other Assets—(0.3%)		(1,264,387)
Net Assets—100.0%		$501,028,495

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of March 31, 2026.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
March 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund  sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
2

Notes to Portfolio of Investments
March 31, 2026 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
3